Income taxes (Significant components of deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ (176,962,000)	$ (51,296,000)
Deferred tax assets	666,457,000	843,131,000
Deferred tax liabilities	0	0
Net deferred tax asset (liability)	666,457,000	843,131,000	$ 892,860,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(158,359,000)	(41,454,000)
Net deferred tax assets	316,516,000	475,008,000
Provision for reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(4,247,000)	(11,237,000)
Net deferred tax assets	184,175,000	188,422,000
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(976,000)	(4,979,000)
Net deferred tax assets	5,584,000	6,561,000
Net deferred tax liabilities	0	0
Foreign exploration and development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(267,000)	(398,000)
Net deferred tax assets	1,924,000	2,191,000
Income tax losses (gains) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	12,080,000	(8,108,000)
Net deferred tax assets	97,749,000	85,668,000
Defined benefit plan actuarial losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	5,664,000	5,233,000
Long-term investments and other, deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(25,193,000)	14,880,000
Net deferred tax assets	54,845,000	80,048,000
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(176,962,000)	(51,296,000)
Net deferred tax assets	666,457,000	843,131,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	$ 0	$ 0